SCHEDULE OF ESTIMATED FAIR VALUE OF WARRANT SHARES (Details) $ / shares in Units, $ in Thousands			6 Months Ended			12 Months Ended
		Oct. 01, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares		Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares		May 31, 2025	Mar. 31, 2025	Jan. 31, 2025	Oct. 01, 2024 $ / shares	Oct. 01, 2024
Debt Instrument [Line Items]
Fair value | $			$ 94			$ 5
PIPE Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Warrant exercise price			$ 1.00
PIPE Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Warrant exercise price			$ 0.1
Warrant [Member]
Debt Instrument [Line Items]
Expected term of options (years)						5 years
Fair value | $		$ 307	$ 406			$ 312
Warrant exercise price						$ 0.24
Measurement Input, Price Volatility [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding measurement input	[1]								151.68	140.61
Measurement Input, Price Volatility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding measurement input	[1]		157.96					159.21
Measurement Input, Price Volatility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding measurement input	[1]		157.30					156.95
Measurement Input, Price Volatility [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding measurement input			157.30	[2]		117.68	[2],[3]				0.247	117.19	[2]
Measurement Input, Risk Free Interest Rate [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding measurement input									4.09	4.38
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding measurement input			4.04					4.17
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding measurement input			3.79					3.87
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding measurement input			3.79			4.38						3.51
Measurement Input, Expected Dividend Rate [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding measurement input			0.0					0.0	0.0	0.0
Measurement Input, Expected Dividend Rate [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding measurement input			0.0			0.0						0.0
Measurement Input, Expected Term [Member]
Debt Instrument [Line Items]
Expected term of options (years)									5 years 3 months 18 days	5 years 6 months
Measurement Input, Expected Term [Member] | Maximum [Member]
Debt Instrument [Line Items]
Expected term of options (years)			5 years 14 days					5 years 1 month 28 days
Measurement Input, Expected Term [Member] | Minimum [Member]
Debt Instrument [Line Items]
Expected term of options (years)			5 years					5 years 1 month 6 days
Measurement Input, Expected Term [Member] | Warrant [Member]
Debt Instrument [Line Items]
Expected term of options (years)		5 years	5 years			5 years
Measurement Input, Exercise Price [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding measurement input			0.24					0.24	0.24	0.24
Measurement Input, Exercise Price [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding measurement input			0.1	[4]		1					1
Measurement Input, Share Price [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding measurement input									0.31	1.07
Measurement Input, Share Price [Member] | Maximum [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding measurement input			0.24					0.68
Measurement Input, Share Price [Member] | Minimum [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding measurement input			0.23					0.27
Measurement Input, Share Price [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding measurement input			0.23			0.248					0.247

[1]	The expected volatility was based on the historical volatility of the share price of the Company.
[2]	The expected volatility was based on the historical volatility of the share price of the Company.
[3]	The expected volatility was based on the historical volatility of the share price of the Company.
[4]	In accordance with the anti-dilution provisions of the warrant agreement and following the Company’s entry into PIPE Agreement, the exercise price of the warrants was adjusted from $1.00 to $0.1 per share.